Consolidated Statement Of Changes In Stockholders' Equity (Parenthetical) - Common Class B [Member] - USD ($)	Mar. 31, 2021	Nov. 10, 2020
Stock Surrendered During The Period, Shares		1,437,500
Stock Surrendered During The Period Value		$ 0
Common Stock, Shares, Issued	6,358,750	7,187,500
Common Stock, Shares, Outstanding	6,358,750	7,187,500